Optionally Convertible Promissory Notes - Additional Information (Detail) ¥ in Thousands, $ in Millions		12 Months Ended
	Sep. 30, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)
Disclosure Of ordinary shares to be issued to the holders of optionally convertible promissory notes [Line Items]
Notes issued		¥ 5,650,268	¥ 5,164,139
Repayment of optionally convertible promissory notes		¥ 8,342,096	¥ 0	¥ 0
Optionally convertible promissory notes [member]
Disclosure Of ordinary shares to be issued to the holders of optionally convertible promissory notes [Line Items]
Borrowings maturity date		Sep. 30, 2023
Notes issued					¥ 7,884,000	$ 1,158
Repayment of optionally convertible promissory notes | $	$ 1,227